Commitments and Contingencies - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Line Items]
Restricted cash	$ 70,276,000	$ 74,147,000
Containers orders placed	741,674,000
Future minimum lease payment obligations	13,808,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0